Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Partnership manages, operates and owns assets utilized to supply frac sand to its customers. It conducts operations through its one operating segment titled "Frac Sand Sales". This reporting segment of the Partnership is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Segment Reporting
The Partnership manages, operates and owns assets utilized to supply frac sand to its customers. As a result of its June 10, 2013 acquisition of D&I, the Partnership identified its production plants and terminal facilities as separate operating segments through the third quarter of 2013. These two operating segments were aggregated into one reportable segment as they sell the same products, source product from frac sand production facilities in the Midwestern United States, have similar customers, use similar distribution systems and have similar economic characteristics and regulatory environments. Through the fourth quarter of 2013, the Partnership continued to integrate the recently acquired terminal facilities, which resulted in a change in the way the chief operating decision maker allocates capital resources and assesses performance. As a result of this integration, the two previously identified operating segments were combined into one operating segment titled "Frac Sand Sales" for reporting purposes.